Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of loss before income tax provision
The components of loss before income tax provision consist of the following:

	Year Ended December 31,
(in thousands)	2025	2024
U.S.	$(166,087)	$(163,844)
Foreign	—	139

Consolidated net loss before income taxes	$(166,087)	$(163,705)

Schedule of Components of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities are as follows:

	December 31,
(in thousands)	2025	2024
Deferred Tax Assets:
Net operating loss carryforwards	$48,141	$8,642
Capitalized R&D	37,289	46,132
Research and development credits	25,839	19,731
Equity compensation	13,331	10,270
Other, net	9,716	12,206

Total deferred tax assets	134,316	96,981

Deferred Tax Liabilities:
Other, net	(2,394)	(5,379)

Total deferred tax liabilities	(2,394)	(5,379)

Net deferred tax assets	131,922	91,602
Less: valuation allowance	(131,922)	(91,602)

Deferred tax assets, net of valuation allowance	$—	$—

Schedule of actual income tax provision
The following is a reconciliation of the expected statutory federal income tax provision to our actual income tax provision:

	Year Ended December 31,
(in thousands)	2025	2024
Expected income tax benefit at federal statutory tax rate	$(34,877)	$(34,378)
State income taxes, net of federal benefit	6,802	(1,915)
Permanent items	43	56
Equity compensation	363	635
Non-deductible compensation	1,494	1,484
Research credits	(6,596)	(6,562)
Other	(14)	24
Change in the valuation allowance	32,785	40,656

Income tax expense	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward	The following table summarizes the activity related to our unrecognized tax benefits:

	Year Ended December 31,
(in thousands)	2025	2024
Balance at the beginning of the year	$4,212	$2,450
Decrease related to prior year tax positions	(2)	(4)
Increase related to current year tax positions	1,859	1,766

Balance at the end of the year	$6,069	$4,212